Schedule of revenue disaggregated by service (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Disaggregation of Revenue [Line Items]
Total revenues	$ 5,241,414	$ 7,025,592	$ 4,381,683	$ 3,338,674
Brokerage Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,291,898	3,072,060	3,731,586	2,901,479
Brokerage Services [Member] | Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,289,734	3,069,160	3,475,750	2,875,529
Brokerage Services [Member] | Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,164	2,900	255,836	25,950
Emerging and Other Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,949,516	3,953,532	650,097	437,195
Emerging and Other Services [Member] | Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total revenues	723,944	970,376	650,097	437,195
Emerging and Other Services [Member] | Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,225,572	$ 2,983,156